Significant Unobservable Inputs (level 3) and Related Expenses and Losses (Details) - USD ($)	5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Platform Operator, Crypto-Asset [Line Items]
Fair Value, December 31, 2022
Issuance of convertible debenture			$ 3,250,000
Accretion for discount for OID	$ 50,000
Fair Value, June 30, 2023	3,830,778	3,830,778
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto-Asset [Line Items]
Fair Value, December 31, 2022
Issuance of convertible debenture		2,825,771
Accretion for discount for warrants		146,778
Accretion for discount for OID		50,000
Interest expense		130,192
Change in fair value		678,037
Fair Value, June 30, 2023	$ 3,830,778	$ 3,830,778